Cash and cash equivalents (Details) - Schedule of cash and cash equivalents - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of cash and cash equivalents [Abstract]
Cash at bank	$ 10,753,049	$ 117,412
Cash on hand	69	22
Total	$ 10,753,118	$ 117,434